Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
November 30, 2023
LIG-NPRT1-0124
1.873111.115
Nonconvertible Bonds - 27.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	6,960,872
3.8% 12/1/57	74,998,000	51,263,350
4.3% 2/15/30	15,664,000	14,820,022
4.75% 5/15/46	20,994,000	17,792,288
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	29,029,263
2.55% 3/21/31	30,343,000	25,195,694
3% 3/22/27	6,931,000	6,492,172
4.5% 8/10/33	17,268,000	16,144,828
5.012% 4/15/49	705,000	655,909
		168,354,398
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	13,903,944
4.4% 4/1/33	9,969,000	8,845,200
5.25% 4/1/53	30,969,000	24,800,751
5.375% 5/1/47	56,404,000	45,614,870
5.5% 4/1/63	9,969,000	7,887,716
5.75% 4/1/48	9,412,000	7,939,790
6.484% 10/23/45	26,013,000	24,140,715
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	16,437,972
4.65% 5/15/50	50,307,000	37,988,927
Fox Corp.:
4.03% 1/25/24	6,818,000	6,796,286
4.709% 1/25/29	9,867,000	9,616,553
5.476% 1/25/39	9,730,000	8,887,140
5.576% 1/25/49	6,456,000	5,750,332
Magallanes, Inc.:
3.755% 3/15/27	22,043,000	20,799,163
4.054% 3/15/29	7,640,000	7,058,131
4.279% 3/15/32	30,761,000	27,136,222
5.05% 3/15/42	15,981,000	13,194,432
5.141% 3/15/52	46,085,000	36,833,930
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,268,648
5.5% 9/1/41	15,667,000	12,959,463
5.875% 11/15/40	11,331,000	9,795,434
6.55% 5/1/37	50,619,000	47,802,522
6.75% 6/15/39	13,940,000	13,294,047
7.3% 7/1/38	32,280,000	32,288,793
		456,040,981
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27	23,829,000	22,212,150
3.8% 3/15/32	20,795,000	18,100,773
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	31,004,852
3.875% 4/15/30	47,090,000	43,252,872
		114,570,647
TOTAL COMMUNICATION SERVICES		738,966,026
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
General Motors Financial Co., Inc. 2.35% 2/26/27	21,000,000	18,936,077
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.5% 7/1/27	9,188,000	8,742,907
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,145,632
5% 6/15/27	2,921,000	2,876,854
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,363,571
4.875% 11/15/25	28,000	27,585
4.875% 3/15/27	27,187,000	26,699,074
		34,112,716
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,782,653
AutoZone, Inc. 4% 4/15/30	28,926,000	26,766,836
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,236,899
3.75% 4/1/32	10,505,000	9,399,633
4.45% 4/1/62	44,060,000	34,103,409
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,006,978
		83,296,408
TOTAL CONSUMER DISCRETIONARY		145,088,108
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,011,000	49,561,576
4.9% 2/1/46	6,447,000	5,970,002
		55,531,578
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp. 5.95% 4/1/30	19,674,000	20,366,713
Food Products - 0.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	46,350,000	41,713,610
3% 5/15/32	51,930,000	40,469,091
3.625% 1/15/32	19,632,000	16,064,964
5.125% 2/1/28	16,760,000	16,271,650
5.5% 1/15/30	6,359,000	6,027,374
5.75% 4/1/33	34,520,000	32,598,216
		153,144,905
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	19,970,549
4.5% 5/2/43	17,568,000	13,858,676
4.8% 2/14/29	4,818,000	4,701,492
5.375% 1/31/44	15,947,000	15,472,337
5.95% 2/14/49	6,241,000	6,081,812
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	25,864,000	25,237,128
6.125% 7/27/27 (b)	16,185,000	16,405,852
Reynolds American, Inc.:
4.45% 6/12/25	7,893,000	7,760,993
5.7% 8/15/35	6,607,000	6,200,594
5.85% 8/15/45	50,684,000	44,773,250
6.15% 9/15/43	11,136,000	10,400,156
7.25% 6/15/37	15,680,000	16,388,112
		187,250,951
TOTAL CONSUMER STAPLES		416,294,147
ENERGY - 3.5%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	307,155
4.85% 11/15/35	11,266,000	10,690,541
		10,997,696
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	12,590,102
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	16,460,434
5.4% 6/15/47	3,321,000	2,967,159
6.75% 11/15/39	3,701,000	3,833,099
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	4,934,000	4,953,760
6.036% 11/15/33 (b)	13,297,000	13,417,625
6.497% 8/15/43 (b)	3,976,000	4,023,311
6.544% 11/15/53 (b)	7,158,000	7,324,049
6.714% 8/15/63 (b)	4,285,000	4,420,519
DCP Midstream Operating LP:
5.6% 4/1/44	1,458,000	1,358,256
6.45% 11/3/36 (b)	7,882,000	8,015,513
6.75% 9/15/37 (b)	2,991,000	3,138,163
Energy Transfer LP:
3.75% 5/15/30	34,654,000	31,091,931
3.9% 5/15/24 (c)	7,783,000	7,711,543
4.95% 6/15/28	22,521,000	21,972,257
5% 5/15/50	37,928,000	31,996,437
5.25% 4/15/29	11,043,000	10,847,440
5.4% 10/1/47	7,311,000	6,435,953
5.8% 6/15/38	12,558,000	11,988,799
6% 6/15/48	8,178,000	7,777,639
6.25% 4/15/49	7,585,000	7,460,264
Hess Corp.:
5.6% 2/15/41	13,347,000	13,423,066
5.8% 4/1/47	19,267,000	19,854,193
7.125% 3/15/33	5,555,000	6,301,037
7.3% 8/15/31	7,267,000	8,206,267
7.875% 10/1/29	2,497,000	2,813,509
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,342,760
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	30,349,852
5.55% 6/1/45	13,098,000	11,848,487
MPLX LP:
2.65% 8/15/30	10,000,000	8,359,570
4.8% 2/15/29	5,907,000	5,718,988
4.875% 12/1/24	15,019,000	14,854,240
4.95% 9/1/32	30,643,000	29,017,910
5.5% 2/15/49	17,721,000	16,084,789
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,126,532
6.45% 9/15/36	24,570,000	25,161,891
6.6% 3/15/46	53,949,000	55,285,317
7.5% 5/1/31	40,626,000	44,230,136
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,167,734
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	18,214,541
5.95% 1/28/31	16,396,000	12,221,578
6.35% 2/12/48	13,566,000	7,995,665
6.49% 1/23/27	38,273,000	34,447,614
6.5% 3/13/27	37,289,000	33,499,505
6.75% 9/21/47	95,358,000	58,158,844
6.84% 1/23/30	136,623,000	110,118,138
6.95% 1/28/60	19,817,000	12,077,471
7.69% 1/23/50	124,733,000	82,560,773
Phillips 66 Co. 3.85% 4/9/25	3,215,000	3,145,285
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	6,805,831
3.6% 11/1/24	6,687,000	6,552,670
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	40,312,807
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	17,308,643
3.5% 11/15/30	55,862,000	49,599,761
3.9% 1/15/25	6,023,000	5,897,966
4.3% 3/4/24	18,081,000	18,004,522
4.55% 6/24/24	90,947,000	90,276,516
4.65% 8/15/32	32,008,000	29,998,280
5.3% 8/15/52	7,262,000	6,600,419
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	5,447,000	4,807,344
Western Gas Partners LP:
4.65% 7/1/26	8,954,000	8,694,993
4.75% 8/15/28	6,312,000	6,063,941
		1,208,293,638
TOTAL ENERGY		1,219,291,334
FINANCIALS - 12.7%
Banks - 5.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	32,989,234
2.972% 2/4/33 (c)	21,000,000	17,137,310
3.419% 12/20/28 (c)	32,593,000	29,940,128
4% 1/22/25	14,494,000	14,207,708
4.183% 11/25/27	3,728,000	3,550,959
4.2% 8/26/24	41,416,000	40,918,912
4.25% 10/22/26	45,120,000	43,616,624
5.015% 7/22/33 (c)	152,527,000	144,927,002
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	40,719,906
2.894% 11/24/32 (c)	14,928,000	11,752,293
4.836% 5/9/28	3,148,000	2,967,483
5.088% 6/20/30 (c)	44,892,000	41,209,242
5.2% 5/12/26	41,312,000	40,340,139
6.49% 9/13/29 (c)	37,876,000	38,301,797
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	37,923,022
BPCE SA 4.875% 4/1/26 (b)	3,984,000	3,857,848
Citigroup, Inc.:
3.352% 4/24/25 (c)	27,281,000	26,983,936
3.785% 3/17/33 (c)	21,000,000	18,169,989
4.075% 4/23/29 (c)	14,005,000	13,167,807
4.125% 7/25/28	3,728,000	3,488,240
4.3% 11/20/26	9,646,000	9,307,454
4.4% 6/10/25	29,307,000	28,729,137
4.412% 3/31/31 (c)	57,587,000	53,384,426
4.45% 9/29/27	48,296,000	46,247,783
4.6% 3/9/26	10,087,000	9,849,213
4.91% 5/24/33 (c)	5,636,000	5,302,370
5.3% 5/6/44	5,127,000	4,636,210
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	23,336,118
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	12,805,489
3.784% 3/14/32 (b)	11,585,000	9,690,537
HSBC Holdings PLC:
3.973% 5/22/30 (c)	10,000,000	9,087,954
4.25% 3/14/24	12,994,000	12,925,170
4.95% 3/31/30	7,768,000	7,525,538
5.25% 3/14/44	560,000	501,749
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	7,177,326
5.71% 1/15/26 (b)	81,601,000	80,090,281
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	47,442,374
2.956% 5/13/31 (c)	23,105,000	19,664,744
2.963% 1/25/33 (c)	21,000,000	17,350,350
3.875% 9/10/24	56,148,000	55,337,646
4.586% 4/26/33 (c)	155,774,000	144,987,453
4.912% 7/25/33 (c)	38,769,000	36,872,694
5.299% 7/24/29 (c)	34,500,000	34,382,073
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	10,000,000	9,569,673
3.073% 5/22/28 (c)	24,822,000	22,567,642
4.8% 4/5/26	20,881,000	20,470,798
Rabobank Nederland 4.375% 8/4/25	42,555,000	41,276,478
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	26,464,884
Societe Generale:
1.038% 6/18/25 (b)(c)	87,080,000	84,491,571
1.488% 12/14/26 (b)(c)	51,731,000	46,818,447
3.337% 1/21/33 (b)(c)	21,000,000	16,777,702
4.25% 4/14/25 (b)	3,837,000	3,709,039
Wells Fargo & Co.:
3.196% 6/17/27 (c)	34,559,000	32,573,397
3.526% 3/24/28 (c)	46,819,000	43,896,021
4.478% 4/4/31 (c)	77,500,000	72,323,892
5.013% 4/4/51 (c)	114,738,000	102,014,169
5.574% 7/25/29 (c)	38,000,000	37,939,028
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	18,163,960
		1,861,860,369
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	30,803,000	29,582,891
Ares Capital Corp. 3.875% 1/15/26	65,900,000	62,429,582
Blackstone Private Credit Fund:
4.7% 3/24/25	80,609,000	78,530,504
7.05% 9/29/25	38,296,000	38,704,326
Deutsche Bank AG 4.5% 4/1/25	70,869,000	68,736,714
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	7,432,861
4.1% 1/13/26	4,496,000	4,304,152
6.72% 1/18/29 (c)	20,750,000	21,113,833
6.819% 11/20/29 (c)	34,596,000	35,246,925
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	39,871,165
3.102% 2/24/33 (c)	39,600,000	32,651,893
3.272% 9/29/25 (c)	104,473,000	102,155,338
3.8% 3/15/30	57,860,000	52,441,842
4.25% 10/21/25	32,884,000	32,028,456
6.75% 10/1/37	31,825,000	33,436,524
Moody's Corp. 3.25% 1/15/28	12,370,000	11,553,538
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	17,132,503
3.622% 4/1/31 (c)	54,679,000	48,525,850
4.431% 1/23/30 (c)	23,749,000	22,545,582
4.889% 7/20/33 (c)	94,211,000	88,249,556
5% 11/24/25	23,559,000	23,300,622
5.449% 7/20/29 (c)	21,363,000	21,281,984
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	27,748,668
2.593% 9/11/25 (b)(c)	58,126,000	56,483,543
3.091% 5/14/32 (b)(c)	15,102,000	12,329,124
3.75% 3/26/25	31,994,000	31,041,957
3.869% 1/12/29 (b)(c)	19,608,000	18,053,854
4.125% 9/24/25 (b)	27,816,000	26,880,866
4.194% 4/1/31 (b)(c)	52,365,000	47,007,621
4.55% 4/17/26	1,588,000	1,545,342
		1,092,347,616
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	14,665,000	14,071,225
2.45% 10/29/26	20,465,000	18,643,452
3% 10/29/28	21,434,000	18,890,968
3.3% 1/30/32	22,930,000	19,006,597
4.45% 4/3/26	16,892,000	16,420,354
6.45% 4/15/27 (b)	70,156,000	71,089,788
6.5% 7/15/25	19,270,000	19,361,089
Ally Financial, Inc.:
4.625% 3/30/25	10,429,000	10,196,230
5.125% 9/30/24	11,402,000	11,293,695
5.8% 5/1/25	27,438,000	27,232,102
7.1% 11/15/27	36,750,000	37,474,497
8% 11/1/31	22,726,000	24,089,640
Capital One Financial Corp.:
2.636% 3/3/26 (c)	24,182,000	22,869,062
3.273% 3/1/30 (c)	35,931,000	30,875,769
3.65% 5/11/27	72,123,000	66,984,845
3.8% 1/31/28	34,796,000	32,019,848
4.985% 7/24/26 (c)	30,637,000	29,906,437
5.247% 7/26/30 (c)	39,510,000	37,160,515
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,360,623
3.95% 11/6/24	17,423,000	17,036,792
4.1% 2/9/27	1,920,000	1,782,506
4.5% 1/30/26	25,399,000	24,587,790
6.7% 11/29/32	7,709,000	7,651,788
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	99,242,225
5.584% 3/18/24	33,908,000	33,839,728
Synchrony Financial:
3.95% 12/1/27	42,034,000	37,762,625
4.25% 8/15/24	36,929,000	36,308,160
4.375% 3/19/24	29,366,000	29,194,800
5.15% 3/19/29	45,267,000	41,853,067
		856,206,217
Financial Services - 0.9%
AIG Global Funding 5.9% 9/19/28 (b)	20,514,000	20,745,673
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,720,617
4.05% 7/1/30	26,564,000	23,836,132
4.125% 6/15/26	25,594,000	24,469,825
4.125% 5/15/29	28,249,000	25,764,467
Corebridge Financial, Inc.:
3.5% 4/4/25	10,416,000	10,093,593
3.65% 4/5/27	35,355,000	33,206,715
3.85% 4/5/29	14,571,000	13,340,995
3.9% 4/5/32	17,347,000	15,185,980
4.35% 4/5/42	3,946,000	3,165,949
4.4% 4/5/52	11,669,000	9,098,422
Jackson Financial, Inc.:
3.125% 11/23/31	3,876,000	3,085,197
5.17% 6/8/27	15,288,000	14,849,632
5.67% 6/8/32	16,451,000	15,963,190
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	33,993,000	33,899,871
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	28,953,623
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	26,472,963
		323,852,844
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	50,111,279
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	23,466,163
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	21,405,000	20,831,144
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	23,916,111
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	27,990,931
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	4,000,000	3,745,141
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,688,852
Unum Group:
3.875% 11/5/25	25,368,000	24,439,269
4% 6/15/29	24,228,000	22,290,417
5.75% 8/15/42	41,569,000	37,471,370
		244,950,677
TOTAL FINANCIALS		4,379,217,723
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30	16,718,000	16,803,377
5.25% 3/2/33	18,873,000	18,682,065
5.6% 3/2/43	17,930,000	17,545,698
5.65% 3/2/53	8,913,000	8,789,391
5.75% 3/2/63	16,243,000	15,895,215
		77,715,746
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	43,675,000	37,868,506
2.625% 8/1/31	20,375,000	16,218,500
3.375% 2/15/30	21,905,000	18,943,836
4.25% 12/15/27	25,155,000	23,746,320
4.625% 12/15/29	39,085,000	36,299,535
Cigna Group:
3.05% 10/15/27	17,500,000	16,228,880
4.8% 8/15/38	20,493,000	18,906,748
CVS Health Corp.:
3% 8/15/26	3,494,000	3,296,165
3.625% 4/1/27	9,782,000	9,305,084
4.78% 3/25/38	33,481,000	30,043,186
5% 1/30/29	14,082,000	14,003,100
5.25% 1/30/31	5,774,000	5,747,229
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	13,871,254
3.625% 3/15/32	4,163,000	3,593,406
5.625% 9/1/28	19,767,000	19,820,573
5.875% 2/1/29	21,543,000	21,733,920
Humana, Inc. 3.7% 3/23/29	13,384,000	12,515,014
Sabra Health Care LP 3.2% 12/1/31	48,562,000	37,980,845
Toledo Hospital 5.325% 11/15/28	11,480,000	10,167,262
		350,289,363
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	44,705,449
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	7,291,000	7,281,886
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	36,439,188
Viatris, Inc.:
2.7% 6/22/30	47,152,000	38,296,375
3.85% 6/22/40	11,393,000	7,897,662
4% 6/22/50	19,674,000	12,750,984
		147,371,544
TOTAL HEALTH CARE		575,376,653
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,313,834
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	10,611,714
The Boeing Co.:
5.15% 5/1/30	15,531,000	15,387,718
5.705% 5/1/40	15,530,000	15,311,750
5.805% 5/1/50	36,500,000	35,598,912
5.93% 5/1/60	15,530,000	15,074,916
		107,298,844
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34 (b)	3,898,000	4,011,264
6.2% 3/15/54 (b)	4,045,000	4,275,758
		8,287,022
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,639,007
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25	33,735,000	32,370,915
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	11,282,422
4.25% 4/15/26 (b)	8,740,000	8,312,773
4.375% 5/1/26 (b)	25,641,000	24,408,522
5.25% 5/15/24 (b)	20,991,000	20,851,884
6.375% 5/4/28 (b)	30,919,000	30,834,023
		95,689,624
TOTAL INDUSTRIALS		249,285,412
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,415,433
6.2% 7/15/30	10,663,000	11,097,104
		23,512,537
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	7,747,575
2.45% 2/15/31 (b)	75,132,000	61,774,217
2.6% 2/15/33 (b)	75,132,000	59,156,552
3.5% 2/15/41 (b)	60,671,000	45,286,954
		173,965,298
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	35,590,000	32,794,806
2.3% 3/25/28	56,229,000	49,997,472
2.875% 3/25/31	59,040,000	50,539,028
3.6% 4/1/40	31,590,000	24,021,626
		157,352,932
TOTAL INFORMATION TECHNOLOGY		354,830,767
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	17,220,000	17,591,831
6.55% 11/15/30	17,466,000	17,910,367
6.7% 11/15/33	10,208,000	10,577,159
		46,079,357
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	21,657,976
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,214,322
3.625% 4/15/32	15,949,000	13,668,888
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	16,480,600
4.5% 12/1/28	20,395,000	18,742,971
6.75% 12/1/27	23,825,000	24,236,700
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	8,184,515
2.75% 4/15/31	6,692,000	5,117,329
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	6,364,861
3.5% 8/1/26	7,811,000	7,345,867
Healthpeak OP, LLC:
3.25% 7/15/26	3,144,000	2,981,231
3.5% 7/15/29	3,594,000	3,224,393
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	31,422,935
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	20,611,513
Kite Realty Group Trust:
4% 3/15/25	32,398,000	31,215,149
4.75% 9/15/30	50,933,000	46,370,731
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,500,935
4.4% 6/15/24	8,452,000	8,341,363
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	26,132,143
3.625% 10/1/29	33,134,000	28,239,128
4.5% 1/15/25	14,849,000	14,511,314
4.5% 4/1/27	74,033,000	69,418,132
4.75% 1/15/28	36,570,000	34,135,516
4.95% 4/1/24	7,995,000	7,960,875
5.25% 1/15/26	31,863,000	31,011,268
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	5,110,665
Prologis LP 3.25% 6/30/26	318,000	303,002
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,556,162
2.85% 12/15/32	5,025,000	4,068,565
3.25% 1/15/31	5,362,000	4,655,457
3.4% 1/15/28	8,338,000	7,733,745
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	5,814,462
5% 12/15/23	4,492,000	4,489,713
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,300,659
3.375% 12/1/27	17,457,000	16,235,246
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	12,755,355
4.25% 2/1/26	16,356,000	15,766,730
Store Capital Corp.:
2.75% 11/18/30	10,084,000	7,397,652
4.625% 3/15/29	9,743,000	8,481,690
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,375,987
2.7% 7/15/31	23,304,000	18,457,839
Ventas Realty LP:
3% 1/15/30	43,597,000	37,028,365
3.5% 2/1/25	8,762,000	8,495,626
4% 3/1/28	12,591,000	11,745,820
4.125% 1/15/26	8,982,000	8,677,617
4.75% 11/15/30	53,358,000	49,857,576
VICI Properties LP:
4.375% 5/15/25	4,156,000	4,047,431
4.75% 2/15/28	32,852,000	31,138,932
4.95% 2/15/30	42,556,000	39,571,812
5.125% 5/15/32	10,727,000	9,876,545
Vornado Realty LP 2.15% 6/1/26	10,254,000	8,878,912
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,336,562
4% 2/1/25	21,935,000	21,461,887
4.6% 4/1/24	2,875,000	2,854,767
		857,565,436
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	24,749,000	21,429,754
4.1% 10/1/24	30,631,000	29,698,216
4.55% 10/1/29	31,499,000	25,998,314
7.8% 3/15/28	32,475,000	31,105,193
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	24,392,660
4.875% 3/1/26	4,233,000	4,146,122
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,027,585
Tanger Properties LP:
2.75% 9/1/31	23,464,000	17,953,110
3.125% 9/1/26	16,163,000	14,874,719
3.875% 7/15/27	8,715,000	7,847,512
		178,473,185
TOTAL REAL ESTATE		1,036,038,621
UTILITIES - 1.2%
Electric Utilities - 0.4%
Alabama Power Co. 3.05% 3/15/32	33,143,000	28,184,173
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	16,563,430
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,467,426
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	5,710,089
2.775% 1/7/32 (b)	24,917,000	18,977,215
Entergy Corp. 2.8% 6/15/30	15,246,000	12,955,298
Exelon Corp.:
3.35% 3/15/32	8,906,000	7,624,509
4.05% 4/15/30	9,268,000	8,597,800
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,221,356
		122,301,296
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,253,782	5,291,544
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	8,975,738
The AES Corp.:
2.45% 1/15/31	9,656,000	7,792,136
3.3% 7/15/25 (b)	45,861,000	43,781,963
3.95% 7/15/30 (b)	66,879,000	59,468,807
		120,018,644
Multi-Utilities - 0.4%
NiSource, Inc.:
2.95% 9/1/29	47,860,000	42,334,942
3.6% 5/1/30	21,965,000	19,688,635
5.8% 2/1/42	11,523,000	10,730,899
5.95% 6/15/41	17,565,000	17,200,942
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	16,031,226
4.224% 3/15/32	30,357,000	26,583,925
Sempra 6% 10/15/39	1,481,000	1,475,467
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (c)(d)	14,096,000	12,283,181
		146,329,217
TOTAL UTILITIES		393,940,701
TOTAL NONCONVERTIBLE BONDS (Cost $10,594,011,182)		9,554,408,849

U.S. Treasury Obligations - 37.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	153,545,713
1.875% 11/15/51	440,986,000	255,461,814
2% 11/15/41	311,610,000	208,766,529
2% 8/15/51	517,650,000	310,064,264
2.25% 2/15/52	336,840,000	214,603,924
2.875% 5/15/52	83,620,000	61,411,704
3% 2/15/47	647,997,000	490,452,729
3.25% 5/15/42 (e)	163,800,000	134,085,656
3.625% 2/15/53	208,384,000	177,802,021
3.625% 5/15/53	150,000,000	128,039,063
4.125% 8/15/53	811,778,000	759,139,270
4.375% 8/15/43	92,244,000	88,165,086
U.S. Treasury Notes:
0.75% 8/31/26	12,849,000	11,617,303
1.125% 8/31/28	300,720,000	259,535,458
1.25% 5/31/28	1,004,352,000	878,023,350
2.5% 3/31/27	213,000,000	200,494,570
2.625% 7/31/29	135,000,000	123,287,696
2.75% 8/15/32	545,773,000	481,964,463
2.875% 5/15/32	655,926,000	586,900,034
3.125% 8/31/29	250,000,000	234,277,345
3.375% 5/15/33 (f)	1,000,000	924,063
3.5% 2/15/33	609,000,000	569,129,531
3.625% 3/31/28	59,400,000	57,715,453
3.625% 5/31/28	92,000,000	89,387,344
3.875% 11/30/29	375,000,000	365,126,955
3.875% 8/15/33	282,336,000	271,527,825
4% 2/15/26	29,590,000	29,198,164
4% 2/29/28 (f)	25,600,000	25,248,000
4% 6/30/28	1,145,000,000	1,129,479,880
4% 10/31/29	1,270,000,000	1,245,393,733
4% 2/28/30	12,900,000	12,633,434
4% 7/31/30 (e)	500,000,000	489,238,280
4.125% 7/31/28	450,000,000	446,255,861
4.125% 11/15/32	950,000,000	932,595,706
4.375% 10/31/24	32,900,000	32,645,539
4.375% 11/30/30	550,000,000	550,343,750
4.625% 3/15/26	79,510,000	79,537,953
4.875% 10/31/28	349,364,000	357,934,336
4.875% 10/31/30	475,000,000	489,250,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,570,577,346)		12,931,203,799

U.S. Government Agency - Mortgage Securities - 32.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 8.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	24,057	24,163
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(d)	43,199	43,628
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (c)(d)	14,068	14,231
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (c)(d)	9,373	9,370
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	9,466	9,554
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (c)(d)	63,558	63,814
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.024% 2/1/33 (c)(d)	6,501	6,533
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 3.94% 3/1/36 (c)(d)	2,624	2,657
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (c)(d)	19,177	19,232
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.844% 3/1/35 (c)(d)	17,623	17,692
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	27,252	27,622
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.301% 10/1/33 (c)(d)	12,115	12,194
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(d)	45,746	46,347
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (c)(d)	12,362	12,459
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.992% 3/1/33 (c)(d)	41,126	41,444
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	22,574	22,821
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (c)(d)	64,360	65,398
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (c)(d)	59,657	60,314
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(d)	75,631	76,429
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 4.872% 7/1/43 (c)(d)	48,522	49,328
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.143% 6/1/42 (c)(d)	300,694	306,208
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (c)(d)	5,557	5,625
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (c)(d)	87,357	89,147
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (c)(d)	60,911	61,889
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (c)(d)	39,351	39,833
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	130,770	132,689
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (c)(d)	192,404	196,305
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (c)(d)	2,540,046	2,575,866
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	130,581	132,776
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (c)(d)	26,527	27,100
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (c)(d)	114,159	116,399
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (c)(d)	226,612	230,728
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	116,460	118,285
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.296% 2/1/35 (c)(d)	8,131	8,254
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	96,288	95,973
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.557% 9/1/36 (c)(d)	42,977	43,727
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	48,072	49,139
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(d)	11,247	11,375
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	31,132	31,372
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	63,223	63,723
U.S. TREASURY 1 YEAR INDEX + 2.280% 5.389% 12/1/33 (c)(d)	239,069	241,345
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	53,520	53,909
U.S. TREASURY 1 YEAR INDEX + 2.420% 5.136% 5/1/35 (c)(d)	10,578	10,701
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.864% 7/1/34 (c)(d)	77,592	78,461
1.5% 11/1/35 to 4/1/52	252,113,848	197,676,181
2% 2/1/28 to 10/1/52	723,686,161	592,883,807
2.5% 1/1/28 to 7/1/52	909,399,276	768,014,811
3% 4/1/29 to 2/1/52 (e)(g)	431,096,790	377,374,075
3.4% 7/1/42 to 9/1/42	62,338	56,200
3.5% 8/1/34 to 4/1/52	245,625,607	221,655,139
3.65% 5/1/42 to 8/1/42	19,893	18,178
3.9% 4/1/42	5,405	5,020
4% 3/1/36 to 4/1/52	114,111,955	106,698,323
4.25% 11/1/41	10,409	9,912
4.5% to 4.5% 6/1/24 to 1/1/53	241,300,016	228,949,623
5% 9/1/25 to 4/1/53	155,538,985	150,958,911
5.283% 8/1/41 (c)	1,325,122	1,310,205
5.5% 9/1/52 to 8/1/53	202,546,603	200,921,611
6% to 6% 9/1/29 to 6/1/53	67,554,735	68,281,539
6.5% 1/1/26 to 9/1/53	59,238,975	60,512,854
6.697% 2/1/39 (c)	554,447	561,861
7% to 7% 2/1/24 to 7/1/37	607,054	627,865
7.5% to 7.5% 11/1/24 to 9/1/32	308,237	316,283
8% 3/1/37	24,763	26,732
8.5% 9/1/25	83	84
9% 10/1/30	5,429	5,772
TOTAL FANNIE MAE		2,982,211,045
Freddie Mac - 6.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (c)(d)	61,568	60,916
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (c)(d)	30,264	30,285
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 4.527% 3/1/36 (c)(d)	205,299	205,673
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (c)(d)	100,564	101,004
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.426% 4/1/35 (c)(d)	43,450	43,693
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (c)(d)	1,005,727	1,018,090
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	212,112	214,473
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	395,176	398,711
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(d)	64,092	65,022
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	45,610	46,214
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (c)(d)	156,032	156,722
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	153,891	155,804
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (c)(d)	143,720	144,957
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	326,289	331,443
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	374,257	380,166
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (c)(d)	350,545	356,315
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	114,801	116,597
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (c)(d)	5,451	5,518
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.435% 10/1/35 (c)(d)	75,602	76,067
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(d)	53,164	53,946
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (c)(d)	54,708	55,456
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	1,788	1,797
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	67,239	68,284
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 4.41% 11/1/35 (c)(d)	8,923	9,111
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (c)(d)	81,450	83,486
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (c)(d)	23,367	23,964
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (c)(d)	104,056	104,128
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	2,694	2,712
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.216% 6/1/33 (c)(d)	202,037	202,877
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.86% 3/1/35 (c)(d)	368,102	371,042
1.5% 7/1/35 to 8/1/51	199,199,033	155,543,768
2% 6/1/35 to 8/1/52	599,112,808	487,120,199
2.5% 1/1/28 to 7/1/52	578,003,940	486,630,972
3% 12/1/30 to 4/1/52 (e)	261,562,352	226,663,809
3.5% 1/1/32 to 4/1/52 (e)(g)	291,000,202	261,943,026
4% 1/1/36 to 10/1/52	156,504,764	146,496,326
4% 4/1/48	50,175	46,506
4.5% 6/1/25 to 3/1/53	54,522,806	52,268,507
5% 7/1/33 to 8/1/53	100,185,574	97,625,632
5.5% 9/1/52 to 8/1/53	191,279,687	190,041,186
6% 3/1/24 to 7/1/53	49,255,765	49,985,183
6.5% 1/1/24 to 10/1/53	61,456,715	62,901,504
7% 3/1/26 to 9/1/36	673,688	698,646
7.5% 1/1/27 to 7/1/34	55,607	58,115
8% 7/1/24 to 4/1/32	15,455	16,143
8.5% 1/1/25 to 1/1/28	11,411	11,684
TOTAL FREDDIE MAC		2,222,935,679
Ginnie Mae - 8.2%
3.5% 10/20/40 to 12/20/49	67,003,597	60,802,564
4% 7/20/33 to 5/20/49	80,843,239	75,738,306
4.5% 6/20/33 to 5/20/42	29,591,589	28,434,515
5.5% 6/15/33 to 9/15/39	1,173,319	1,187,581
6% to 6% 10/15/30 to 5/15/40	2,265,974	2,329,564
7% to 7% 3/15/24 to 11/15/32	1,115,908	1,148,196
7.5% to 7.5% 12/15/23 to 9/15/31	145,999	148,537
8% 4/15/24 to 11/15/29	24,571	25,010
8.5% to 8.5% 11/15/27 to 1/15/31	13,572	14,223
2% 10/20/50 to 4/20/51	150,841,128	121,976,318
2% 12/1/53 (h)	9,500,000	7,671,812
2% 12/1/53 (h)	127,950,000	103,327,200
2% 12/1/53 (h)	190,500,000	153,840,028
2% 12/1/53 (h)	85,500,000	69,046,312
2% 12/1/53 (h)	65,900,000	53,218,151
2% 12/1/53 (h)	51,412,000	41,518,234
2% 12/1/53 (h)	34,500,000	27,860,792
2% 1/1/54 (h)	64,450,000	52,122,719
2% 1/1/54 (h)	127,150,000	102,830,159
2% 1/1/54 (h)	95,100,000	76,910,328
2% 1/1/54 (h)	34,900,000	28,224,715
2% 1/1/54 (h)	113,000,000	91,386,614
2.5% 6/20/51 to 12/20/51	175,894,855	145,948,527
2.5% 12/1/53 (h)	51,800,000	43,284,178
2.5% 12/1/53 (h)	36,350,000	30,374,129
2.5% 12/1/53 (h)	94,550,000	79,006,160
2.5% 12/1/53 (h)	72,750,000	60,790,038
2.5% 12/1/53 (h)	29,075,000	24,295,125
2.5% 1/1/54 (h)	110,250,000	92,237,090
2.5% 1/1/54 (h)	145,650,000	121,853,353
3% 4/15/42 to 2/20/50 (e)(g)	27,472,040	24,155,749
3% 12/1/53 (h)	58,750,000	50,881,877
3% 12/1/53 (h)	65,650,000	56,857,791
3% 12/1/53 (h)	32,750,000	28,363,940
3% 12/1/53 (h)	99,775,000	86,412,583
3% 12/1/53 (h)	26,625,000	23,059,234
3% 12/1/53 (h)	3,325,000	2,879,698
3% 1/1/54 (h)	133,100,000	115,394,106
3% 1/1/54 (h)	85,550,000	74,169,540
3.5% 12/1/53 (h)	48,200,000	43,110,466
3.5% 12/1/53 (h)	69,300,000	61,982,474
3.5% 1/1/54 (h)	44,300,000	39,660,341
3.5% 1/1/54 (h)	44,100,000	39,481,288
4% 12/1/53 (h)	14,200,000	13,084,820
4.5% 12/1/53 (h)	25,300,000	23,945,567
5% 12/15/32 to 4/20/48 (e)	15,172,376	14,953,708
5% 12/1/53 (h)	45,850,000	44,571,610
5% 12/1/53 (h)	49,050,000	47,682,388
5.5% 12/1/53 (h)	35,550,000	35,318,118
5.5% 12/1/53 (h)	7,100,000	7,053,689
5.5% 12/1/53 (h)	7,650,000	7,600,101
5.5% 1/1/54 (h)	24,950,000	24,779,462
6.5% 3/20/31 to 6/15/37	312,767	322,621
6.5% 12/1/53 (h)	17,500,000	17,795,579
6.5% 12/1/53 (h)	43,850,000	44,590,635
6.5% 12/1/53 (h)	43,850,000	44,590,635
6.5% 12/1/53 (h)	61,300,000	62,335,369
6.5% 1/1/54 (h)	105,100,000	106,788,946
TOTAL GINNIE MAE		2,839,372,813
Uniform Mortgage Backed Securities - 9.6%
2% 12/1/53 (h)	44,250,000	34,425,372
2% 12/1/53 (h)	51,650,000	40,182,383
2% 12/1/53 (h)	111,775,000	86,958,100
2% 12/1/53 (h)	75,550,000	58,775,973
2% 12/1/53 (h)	75,550,000	58,775,973
2% 12/1/53 (h)	226,900,000	176,522,414
2% 12/1/53 (h)	114,050,000	88,727,992
2% 12/1/53 (h)	62,300,000	48,467,811
2% 12/1/53 (h)	56,300,000	43,799,964
2% 12/1/53 (h)	52,100,000	40,532,471
2% 12/1/53 (h)	44,250,000	34,425,372
2% 12/1/53 (h)	39,050,000	30,379,904
2% 12/1/53 (h)	67,675,000	52,649,424
2% 12/1/53 (h)	51,650,000	40,182,383
2% 1/1/54 (h)	96,600,000	75,288,176
2% 1/1/54 (h)	393,850,000	306,959,089
2% 1/1/54 (h)	36,600,000	28,525,334
2% 1/1/54 (h)	130,150,000	101,436,398
2% 1/1/54 (h)	33,800,000	26,343,068
2.5% 12/1/53 (h)	48,500,000	39,334,271
2.5% 12/1/53 (h)	13,900,000	11,273,121
2.5% 12/1/53 (h)	13,600,000	11,029,816
2.5% 12/1/53 (h)	6,825,000	5,535,184
2.5% 12/1/53 (h)	4,050,000	3,284,614
2.5% 12/1/53 (h)	13,600,000	11,029,816
2.5% 12/1/53 (h)	7,925,000	6,427,301
2.5% 1/1/54 (h)	54,500,000	44,272,748
3% 12/1/53 (h)	47,225,000	39,868,247
3% 12/1/53 (h)	60,750,000	51,286,310
3% 12/1/53 (h)	3,375,000	2,849,239
3% 12/1/53 (h)	29,950,000	25,284,362
3% 12/1/53 (h)	19,000,000	16,040,163
3% 12/1/53 (h)	156,700,000	132,289,133
3% 12/1/53 (h)	119,700,000	101,053,026
3% 12/1/53 (h)	38,700,000	32,671,279
3% 12/1/53 (h)	30,950,000	26,128,581
3% 12/1/53 (h)	106,350,000	89,782,701
3% 12/1/53 (h)	107,975,000	91,154,557
3% 12/1/53 (h)	107,150,000	90,458,077
3% 12/1/53 (h)	12,850,000	10,848,215
3% 12/1/53 (h)	17,100,000	14,436,147
3% 12/1/53 (h)	3,375,000	2,849,239
3% 1/1/54 (h)	317,450,000	268,356,961
3% 1/1/54 (h)	126,400,000	106,852,480
3% 1/1/54 (h)	47,225,000	39,921,743
3% 1/1/54 (h)	117,350,000	99,202,045
3.5% 12/1/53 (h)	71,650,000	62,881,258
3.5% 12/1/53 (h)	38,500,000	33,788,255
3.5% 12/1/53 (h)	19,375,000	17,003,829
3.5% 12/1/53 (h)	19,700,000	17,289,055
3.5% 1/1/54 (h)	45,200,000	39,698,306
3.5% 1/1/54 (h)	39,850,000	34,999,502
4% 12/1/53 (h)	75,050,000	68,184,133
4% 12/1/53 (h)	84,725,000	76,974,027
4.5% 12/1/53 (h)	750,000	702,832
4.5% 1/1/54 (h)	350,000	328,207
5% 12/1/38 (h)	51,750,000	50,436,036
5% 12/1/38 (h)	23,050,000	22,464,747
5.5% 12/1/53 (h)	33,000,000	32,538,528
6.5% 12/1/53 (h)	200,000	203,250
6.5% 12/1/53 (h)	18,400,000	18,698,991
6.5% 12/1/53 (h)	10,100,000	10,264,120
6.5% 12/1/53 (h)	10,850,000	11,026,307
6.5% 12/1/53 (h)	16,875,000	17,149,210
6.5% 12/1/53 (h)	25,550,000	25,965,175
6.5% 1/1/54 (h)	25,000,000	25,395,495
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,312,868,240
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,775,351,023)		11,357,387,777

Asset-Backed Securities - 7.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	11,714,317	7,584,922
Series 2019-1 Class A, 3.844% 5/15/39 (b)	6,714,685	5,036,075
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	22,619,208	19,891,748
Class B, 4.458% 10/16/39 (b)	5,909,968	2,600,603
Series 2021-1A Class A, 2.95% 11/16/41 (b)	25,380,403	22,494,651
Series 2021-2A Class A, 2.798% 1/15/47 (b)	48,353,669	41,400,412
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	8,704,000	8,693,547
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(c)(d)	21,227,000	21,162,916
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/34 (b)(c)(d)	56,239,000	55,799,267
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(c)(d)	28,071,000	28,020,079
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(c)(d)	27,167,000	27,029,182
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	10,070,000	10,019,258
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	7,566,641	6,620,671
Class B, 4.335% 1/16/40 (b)	1,551,112	857,018
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(c)(d)	31,563,000	31,562,653
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6698% 4/25/34 (b)(c)(d)	18,644,000	18,490,579
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(c)(d)	34,311,000	34,225,531
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(c)(d)	42,880,000	42,531,814
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(c)(d)	37,984,000	37,738,206
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(c)(d)	12,146,000	12,113,679
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(c)(d)	21,905,000	21,814,730
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	31,800,000	31,593,027
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6598% 4/25/34 (b)(c)(d)	40,974,000	40,696,565
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(c)(d)	36,000,000	35,999,892
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5824% 2/25/35 (c)(d)	247,496	243,570
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(c)(d)	33,084,000	32,982,763
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	25,001,679	23,020,796
Series 2021-1A Class A, 2.443% 7/15/46 (b)	38,638,090	32,938,972
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(c)(d)	29,935,701	29,893,701
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	7,436,000	6,868,723
Series 2022-A3 Class A, 4.95% 10/15/27	9,000,000	8,949,195
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	15,337,000	15,604,842
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	20,995,697	18,371,921
Class B, 5.095% 4/15/39 (b)	11,988,233	7,762,741
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	12,067,832	11,001,561
Series 2021-1A Class A, 3.474% 1/15/46 (b)	6,211,023	5,700,352
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	26,444,000	26,315,138
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(c)(d)	39,364,000	39,001,891
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(c)(d)	19,756,000	19,637,504
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(c)(d)	32,995,000	32,643,570
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(c)(d)	32,158,000	31,828,155
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	11,396,363	10,966,600
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	11,098,631	11,144,165
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.8074% 10/25/37 (b)(c)(d)	2,833	2,831
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(c)(d)	35,800,000	35,477,800
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(c)(d)	47,700,000	47,456,158
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	36,378,000	36,428,027
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	29,897,985	27,593,269
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,714,513	2,531,204
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03% 10/15/27	6,607,000	6,579,120
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	8,966,000	8,979,670
Class A3, 5.64% 2/22/28 (b)	6,812,000	6,810,977
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(c)(d)	22,130,000	21,912,528
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(d)	21,386,000	21,336,641
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(c)(d)	25,810,000	25,790,978
Dryden Senior Loan Fund:
Series 2018-70X Class A1, CME Term SOFR 3 Month Index + 1.430% 6.8255% 1/16/32 (c)(d)	346,000	345,660
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(c)(d)	23,800,000	23,699,350
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(c)(d)	29,140,000	29,005,257
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(c)(d)	16,803,000	16,700,418
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	14,552,000	14,501,854
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(c)(d)	37,869,000	37,809,356
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(c)(d)	7,800,000	7,782,161
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	24,412,000	24,715,070
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(c)(d)	24,705,000	24,565,392
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(c)(d)	32,500,000	32,404,385
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(c)(d)	43,083,000	43,005,278
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	7,300,000	7,091,935
Series 2020-2 Class A, 1.06% 4/15/33 (b)	9,900,000	9,130,263
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	52,066,000	51,366,686
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	8,314,231	8,296,752
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	14,292,000	14,363,140
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,077,000	7,057,900
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	14,844,000	14,734,229
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	8,900,000	8,925,506
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	12,040,664	10,210,387
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	11,055,897	9,660,621
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(c)(d)	22,628,000	22,524,590
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(c)(d)	30,000,000	29,685,450
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(c)(d)	16,500,000	16,499,637
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5935% 1/22/28 (b)(c)(d)	18,037,514	17,983,401
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(c)(d)	38,620,000	38,285,049
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(c)(d)	36,551,000	36,241,413
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(c)(d)	24,703,000	24,503,844
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8735% 1/22/31 (b)(c)(d)	10,024,000	9,923,720
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(c)(d)	7,927,000	7,917,860
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(c)(d)	39,908,000	39,770,956
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6974% 4/20/34 (b)(c)(d)	31,864,000	31,594,208
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(c)(d)	26,894,000	26,764,747
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(c)(d)	33,150,000	33,003,245
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	13,936,603	13,930,567
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(c)(d)	33,672,388	33,670,604
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (c)(d)	234,158	229,159
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(c)(d)	13,185,000	13,111,111
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,296,500	23,130,099
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	26,132,050	23,724,478
Class A2II, 4.008% 12/5/51 (b)	23,351,395	19,125,143
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	21,304,353	17,683,252
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	9,200,000	8,575,799
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(c)(d)	46,460,000	46,147,696
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(c)(d)	42,692,000	42,388,759
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	23,016,856	19,622,330
Class B, 4.335% 3/15/40 (b)	2,647,928	1,893,375
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	33,657,506
1.884% 7/15/50 (b)	12,544,000	11,472,614
2.328% 7/15/52 (b)	9,591,000	8,276,635
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	11,926,142	11,925,018
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(c)(d)	44,162,000	43,666,767
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	4,219,000	4,205,875
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.6384% 4/19/34 (b)(c)(d)	41,341,000	40,938,091
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(c)(d)	36,991,000	36,861,458
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (c)(d)	82,001	79,205
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	29,091,000	29,127,454
Class A3, 6.13% 9/21/26 (b)	20,000,000	20,069,798
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	16,431,000	16,409,520
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	25,779,110	22,172,355
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	35,034,319	29,517,465
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	1,513,201	1,459,133
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	13,411,778	13,374,553
Class A3, 4.93% 4/20/26 (b)	16,605,000	16,480,172
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(c)(d)	2,720,000	1,915,897
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	11,300,000	11,023,992
Series 2023 2 Class A, 4.89% 4/13/28	9,100,000	9,018,502
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(c)(d)	35,926,000	35,924,276
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(c)(d)	22,263,000	22,121,719
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(d)	44,263,000	44,046,820
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(c)(d)	22,574,000	22,477,632
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	29,600,000	29,822,776
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	15,300,000	15,216,768
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	8,852,818	8,825,730
Class A3, 4.66% 5/15/28	17,581,000	17,346,100
Series 2023-C Class A3, 5.15% 11/15/28	8,696,000	8,676,213
TOTAL ASSET-BACKED SECURITIES (Cost $2,813,123,439)		2,729,164,524

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	6,836,742	6,591,993
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	18,861,749	18,145,359
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	10,953,873	10,426,057
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	9,189,627	8,853,678
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	9,848	9,688
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0386% 5/27/37 (b)(c)(d)	41,666	39,957
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(i)	316,680	32
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.0386% 5/27/37 (b)(c)(d)	263,561	241,791
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	11,554,061	10,377,233
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	14,962,405	13,722,663
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	4,483,170	3,985,637
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	4,641,136	4,400,190
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	9,344,722	8,197,030
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	7,863,652	7,544,809
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	5,203,893	4,891,793
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	3,807	3,367
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0974% 9/25/43 (c)(d)	92,469	86,449
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	17,392,835	15,683,641
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0727% 9/25/33 (c)	10,733	10,217
TOTAL PRIVATE SPONSOR		113,211,584
U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2426% 2/25/32 (c)(d)	14,909	14,857
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4396% 3/18/32 (c)(d)	27,889	27,951
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 4/25/32 (c)(d)	31,233	31,293
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 10/25/32 (c)(d)	37,902	37,977
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1926% 1/25/32 (c)(d)	14,030	13,963
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (c)(j)(k)	567,382	76,233
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2374% 11/25/36 (c)(j)(k)	399,214	33,195
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,597	1,592
Series 1999-17 Class PG, 6% 4/25/29	147,570	149,094
Series 1999-32 Class PL, 6% 7/25/29	187,517	188,628
Series 1999-33 Class PK, 6% 7/25/29	134,583	135,487
Series 2001-52 Class YZ, 6.5% 10/25/31	22,427	22,832
Series 2005-102 Class CO 11/25/35 (l)	88,106	74,268
Series 2005-39 Class TE, 5% 5/25/35	21,430	21,368
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (c)(d)(k)	19,397	19,365
Series 2005-81 Class PC, 5.5% 9/25/35	276,707	280,138
Series 2006-12 Class BO 10/25/35 (l)	399,048	342,053
Series 2006-15 Class OP 3/25/36 (l)	535,545	446,583
Series 2006-37 Class OW 5/25/36 (l)	55,436	42,849
Series 2006-45 Class OP 6/25/36 (l)	167,909	131,947
Series 2006-62 Class KP 4/25/36 (l)	263,906	213,491
Series 2012-149:
Class DA, 1.75% 1/25/43	2,092,580	1,890,142
Class GA, 1.75% 6/25/42	2,356,724	2,109,054
Series 2021-69 Class JK, 1.5% 10/25/51	4,163,214	3,333,022
Series 2022-2 Class TH, 2.5% 2/25/52	2,513,308	2,215,266
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	25,856	26,116
Series 1999-25 Class Z, 6% 6/25/29	142,452	141,670
Series 2001-20 Class Z, 6% 5/25/31	177,145	178,680
Series 2001-31 Class ZC, 6.5% 7/25/31	83,158	83,505
Series 2002-16 Class ZD, 6.5% 4/25/32	71,620	73,015
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (c)(j)(k)	113,356	2,737
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	114,975	2,451
Series 2020-101 Class BA, 1.5% 9/25/45	5,933,618	4,958,180
Series 2020-43 Class MA, 2% 1/25/45	9,990,517	8,766,773
Series 2020-49 Class JA, 2% 8/25/44	2,160,798	1,910,014
Series 2020-80 Class BA, 1.5% 3/25/45	8,249,841	6,937,115
Series 2021-68 Class A, 2% 7/25/49	4,386,546	3,373,097
Series 2021-85 Class L, 2.5% 8/25/48	2,394,559	2,048,793
Series 2021-95:
Class 0, 2.5% 9/25/48	11,507,825	9,813,675
Class BA, 2.5% 6/25/49	17,523,600	14,941,489
Series 2021-96 Class HA, 2.5% 2/25/50	3,883,607	3,267,248
Series 2022-1 Class KA, 3% 5/25/48	3,829,380	3,387,069
Series 2022-11 Class B, 3% 6/25/49	5,125,813	4,596,438
Series 2022-13:
Class HA, 3% 8/25/46	4,334,229	3,958,341
Class JA, 3% 5/25/48	7,906,329	7,032,347
Series 2022-15 Class GC, 3% 1/25/47	6,213,760	5,595,925
Series 2022-17 Class BH, 3% 5/25/47	6,891,023	6,215,361
Series 2022-25 Class AB, 4% 9/25/47	6,769,249	6,401,786
Series 2022-3:
Class D, 2% 2/25/48	17,438,545	14,940,294
Class N, 2% 10/25/47	45,903,496	38,259,219
Series 2022-30 Class E, 4.5% 7/25/48	10,158,238	9,687,031
Series 2022-35 Class CK, 4% 3/25/47	13,972,581	13,088,830
Series 2022-4 Class B, 2.5% 5/25/49	2,850,801	2,436,725
Series 2022-49 Class TC, 4% 12/25/48	3,268,875	3,107,549
Series 2022-5:
Class 0, 2.5% 6/25/48	4,685,547	4,027,875
Class DA, 2.25% 11/25/47	14,673,472	12,568,258
Series 2022-7:
Class A, 3% 5/25/48	5,460,327	4,830,065
Class E, 2.5% 11/25/47	17,275,181	15,082,519
Series 2022-9 Class BA, 3% 5/25/48	5,818,338	5,172,766
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (c)(j)(k)	269,466	24,000
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (c)(j)(k)	145,480	14,830
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (c)(j)(k)	36,479	3,541
Series 2005-72 Class ZC, 5.5% 8/25/35	2,210,394	2,199,035
Series 2005-79 Class ZC, 5.9% 9/25/35	923,261	923,405
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (c)(d)(k)	127,934	150,664
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (c)(d)(k)	177,532	209,678
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (c)(d)(k)	47,857	51,660
Series 2010-135 Class ZA, 4.5% 12/25/40	1,497,418	1,456,462
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	88,098	807
Series 2010-150 Class ZC, 4.75% 1/25/41	3,423,114	3,321,885
Series 2010-95 Class ZC, 5% 9/25/40	7,327,565	7,221,816
Series 2011-39 Class ZA, 6% 11/25/32	642,469	653,478
Series 2011-4 Class PZ, 5% 2/25/41	1,094,920	1,032,369
Series 2011-67 Class AI, 4% 7/25/26 (j)	43,262	870
Series 2012-100 Class WI, 3% 9/25/27 (j)	1,207,551	43,908
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (c)(j)(k)	115,373	836
Series 2013-133 Class IB, 3% 4/25/32 (j)	369,688	7,740
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (c)(j)(k)	454,530	42,075
Series 2013-51 Class GI, 3% 10/25/32 (j)	1,532,315	82,778
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (c)(j)(k)	774,274	53,331
Series 2015-42 Class IL, 6% 6/25/45 (j)	2,676,725	448,085
Series 2015-70 Class JC, 3% 10/25/45	3,793,296	3,553,328
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	1,587,060	269,203
Series 2020-45 Class JL, 3% 7/25/40	371,085	329,993
Series 2021-59 Class H, 2% 6/25/48	2,477,743	1,957,167
Series 2021-66:
Class DA, 2% 1/25/48	2,666,888	2,120,242
Class DM, 2% 1/25/48	2,834,138	2,253,210
Series 2022-28 Class A, 2.5% 2/25/52	12,872,118	11,643,794
Series 2023-13 Class CK, 1.5% 11/25/50	12,847,903	9,958,385
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	136,932	21,634
Series 343 Class 16, 5.5% 5/25/34 (j)	128,460	20,473
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	90,598	17,489
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	56,159	9,279
Class 13, 6% 3/25/34 (j)	84,532	15,252
Series 359 Class 19, 6% 7/25/35 (c)(j)	48,885	9,184
Series 384 Class 6, 5% 7/25/37 (j)	547,026	92,478
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2385% 1/15/32 (c)(d)	10,737	10,694
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (c)(d)	16,909	16,889
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4385% 3/15/32 (c)(d)	14,752	14,776
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 6/15/31 (c)(d)	26,396	26,371
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (c)(d)	9,382	9,372
planned amortization class:
Series 2020-5050 Class KP, 1% 12/25/50	2,781,775	2,227,973
Series 2021-5141 Class JM, 1.5% 4/25/51	3,049,972	2,429,372
Series 2021-5148:
Class AD, 1.5% 10/25/51	4,098,723	3,285,538
Class PC, 1.5% 10/25/51	4,073,263	3,225,588
Series 2095 Class PE, 6% 11/15/28	187,935	189,679
Series 2101 Class PD, 6% 11/15/28	15,726	15,855
Series 2104 Class PG, 6% 12/15/28	3,790	3,819
Series 2121 Class MG, 6% 2/15/29	78,059	78,640
Series 2131 Class BG, 6% 3/15/29	529,259	533,431
Series 2137 Class PG, 6% 3/15/29	83,080	83,723
Series 2154 Class PT, 6% 5/15/29	145,285	146,432
Series 2162 Class PH, 6% 6/15/29	27,763	27,932
Series 2520 Class BE, 6% 11/15/32	284,600	290,523
Series 2693 Class MD, 5.5% 10/15/33	735,627	732,627
Series 2802 Class OB, 6% 5/15/34	205,358	207,553
Series 3002 Class NE, 5% 7/15/35	640,352	636,484
Series 3110 Class OP 9/15/35 (l)	125,091	116,501
Series 3119 Class PO 2/15/36 (l)	637,904	504,644
Series 3121 Class KO 3/15/36 (l)	98,344	80,490
Series 3123 Class LO 3/15/36 (l)	360,601	287,804
Series 3145 Class GO 4/15/36 (l)	374,053	300,976
Series 3189 Class PD, 6% 7/15/36	583,152	598,353
Series 3225 Class EO 10/15/36 (l)	189,494	147,956
Series 3258 Class PM, 5.5% 12/15/36	216,534	219,691
Series 3415 Class PC, 5% 12/15/37	272,275	268,765
Series 3806 Class UP, 4.5% 2/15/41	1,325,585	1,284,192
Series 3832 Class PE, 5% 3/15/41	2,580,307	2,556,490
Series 4135 Class AB, 1.75% 6/15/42	1,784,281	1,601,952
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	9,548,179	8,461,720
Series 2020-5018:
Class LC, 3% 10/25/40	2,491,663	2,208,007
Class LY, 3% 10/25/40	1,890,874	1,676,106
Series 2020-5058 Class BE, 3% 11/25/50	8,754,383	7,423,501
Series 2020-5066 Class A, 1.5% 11/25/44	2,773,748	2,328,408
Series 2021-5115 Class A, 2% 3/25/40	2,432,738	2,087,077
Series 2021-5139 Class JC, 2% 8/25/40	2,319,901	1,961,727
Series 2021-5147 Class WN, 2% 1/25/40	2,518,256	2,141,892
Series 2021-5169:
Class BA, 2.5% 5/25/49	15,893,357	13,568,942
Class TP, 2.5% 6/25/49	3,703,916	3,127,754
Series 2021-5175 Class CB, 2.5% 4/25/50	13,852,284	11,659,980
Series 2021-5178:
Class CT, 2% 11/25/40	2,541,100	2,132,625
Class TP, 2.5% 4/25/49	9,190,483	7,835,869
Series 2021-5180 Class KA, 2.5% 10/25/47	2,813,363	2,452,417
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,951,524	2,512,918
Class TP, 2.5% 5/25/49	6,369,911	5,422,586
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,807,183	2,415,835
Class CA, 2.5% 5/25/49	5,334,705	4,538,326
Series 2022-5191 Class CA, 2.5% 4/25/50	3,320,444	2,798,330
Series 2022-5197:
Class A, 2.5% 6/25/49	5,334,715	4,540,586
Class DA, 2.5% 11/25/47	2,131,792	1,835,381
Series 2022-5198 Class BA, 2.5% 11/25/47	9,661,159	8,408,401
Series 2022-5200 Class C, 3% 5/25/48	13,189,857	11,842,875
Series 2022-5202:
Class AG, 3% 1/25/49	2,966,439	2,631,588
Class BC, 3% 5/25/48	11,768,483	10,473,663
Class LB, 2.5% 10/25/47	2,276,229	1,955,322
Class UA, 3% 4/25/50	4,614,989	4,048,877
Series 2022-5210 Class TA, 3.5% 11/25/46	3,981,406	3,638,041
Series 2114 Class ZM, 6% 1/15/29	1,622	1,636
Series 2135 Class JE, 6% 3/15/29	33,064	33,659
Series 2274 Class ZM, 6.5% 1/15/31	55,836	56,072
Series 2281 Class ZB, 6% 3/15/30	99,971	100,755
Series 2303 Class ZV, 6% 4/15/31	56,417	56,959
Series 2357 Class ZB, 6.5% 9/15/31	440,414	446,814
Series 2502 Class ZC, 6% 9/15/32	114,745	117,153
Series 2519 Class ZD, 5.5% 11/15/32	161,591	163,143
Series 2998 Class LY, 5.5% 7/15/25	28,225	28,124
Series 3871 Class KB, 5.5% 6/15/41	2,337,783	2,389,978
Series 4423 Class NJ, 3% 9/15/41	684,702	680,373
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (c)(j)(k)	202,635	16,168
Series 1658 Class GZ, 7% 1/15/24	144	144
Series 2013-4281 Class AI, 4% 12/15/28 (j)	195,312	1,844
Series 2017-4683 Class LM, 3% 5/15/47	3,842,215	3,605,016
Series 2020-5041:
Class LA, 1.5% 11/25/40	23,114,530	18,685,562
Class LB, 3% 11/25/40	4,242,348	3,758,005
Series 2020-5046 Class PT, 1.5% 11/25/40	17,533,946	14,162,111
Series 2021-5083 Class VA, 1% 8/15/38	11,942,942	11,047,467
Series 2021-5176 Class AG, 2% 1/25/47	10,459,865	8,699,982
Series 2021-5182 Class A, 2.5% 10/25/48	18,236,212	15,500,612
Series 2022-5210 Class AB, 3% 1/25/42	7,080,604	6,401,451
Series 2022-5213 Class AH, 2.25% 4/25/37	11,126,317	10,135,887
Series 2022-5236 Class P, 5% 4/25/48	4,542,310	4,469,342
Series 2022-5266 Class CD, 4.5% 10/25/44	11,027,329	10,714,424
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7615% 11/15/31 (c)(j)(k)	11,601	374
Series 2587 Class IM, 6.5% 3/15/33 (j)	4,086	678
Series 2933 Class ZM, 5.75% 2/15/35	2,068,243	2,101,303
Series 2935 Class ZK, 5.5% 2/15/35	2,488,843	2,522,601
Series 2947 Class XZ, 6% 3/15/35	1,173,105	1,199,442
Series 2996 Class ZD, 5.5% 6/15/35	1,418,627	1,429,241
Series 3237 Class C, 5.5% 11/15/36	1,863,358	1,867,374
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (c)(j)(k)	832,727	70,229
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (c)(j)(k)	539,123	54,434
Series 3949 Class MK, 4.5% 10/15/34	454,828	446,658
Series 4055 Class BI, 3.5% 5/15/31 (j)	279,815	4,080
Series 4149 Class IO, 3% 1/15/33 (j)	827,476	62,481
Series 4314 Class AI, 5% 3/15/34 (j)	72,798	1,583
Series 4427 Class LI, 3.5% 2/15/34 (j)	1,372,882	73,295
Series 4471 Class PA 4% 12/15/40	1,783,249	1,730,643
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/37 (c)(d)	690,907	672,155
Series 2156 Class TC, 6.25% 5/15/29	45,903	45,935
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/24 (c)(d)	201	201
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	4,443	4,457
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	59,394	59,790
Series 2056 Class Z, 6% 5/15/28	137,152	138,326
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	5,215,496	4,198,672
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,641,285	3,079,138
Class GC, 2% 11/25/47	2,254,294	1,915,239
Series 2021-5164 Class M, 2.5% 7/25/48	3,717,397	3,144,551
Series 4386 Class AZ, 4.5% 11/15/40	5,480,158	5,240,524
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (c)(j)(k)	353,273	32,212
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9905% 3/20/60 (c)(d)(m)	2,646,804	2,637,351
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (c)(d)(m)	637,065	632,908
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (c)(d)(m)	598,748	594,155
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (c)(d)(m)	515,658	511,780
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (c)(d)(m)	1,470,308	1,461,907
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (c)(d)(m)	1,130,388	1,125,846
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (c)(d)(m)	988,729	983,937
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (c)(d)(m)	1,500,223	1,492,790
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (c)(d)(m)	1,212,815	1,207,859
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(m)	2,114,123	2,107,186
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(m)	1,339,175	1,333,974
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (c)(d)(m)	1,443,193	1,437,959
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (c)(d)(m)	311,001	309,935
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (c)(d)(m)	1,594,210	1,589,781
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8456% 8/20/42 (c)(d)	200,382	194,173
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (c)(d)(m)	1,645,587	1,642,812
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (c)(d)(m)	803,829	802,339
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (c)(d)(m)	1,471,176	1,466,779
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (c)(d)(m)	788,147	785,278
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (c)(d)(m)	23,918	23,690
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (c)(d)(m)	201,709	200,814
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (c)(d)(m)	262,454	260,629
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (c)(d)(m)	820,627	818,179
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (c)(d)(m)	2,758,844	2,753,355
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (c)(d)(m)	1,125,514	1,120,931
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (c)(d)(m)	24,494	22,941
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (c)(d)(m)	42,784	42,201
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (c)(d)(m)	7,005	6,871
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8456% 1/20/49 (c)(d)	5,263,141	5,159,662
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9456% 10/20/49 (c)(d)	1,886,792	1,820,725
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (c)(d)	3,889,584	3,777,490
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	113,542	7,295
Series 2016-69 Class WA, 3% 2/20/46	4,563,236	4,109,360
Series 2017-134 Class BA, 2.5% 11/20/46	2,690,927	2,369,213
Series 2017-153 Class GA, 3% 9/20/47	5,047,594	4,430,426
Series 2017-182 Class KA, 3% 10/20/47	3,948,880	3,505,597
Series 2018-13 Class Q, 3% 4/20/47	4,937,432	4,473,495
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	977,181	952,520
Series 2010-160 Class DY, 4% 12/20/40	5,355,449	5,092,921
Series 2010-170 Class B, 4% 12/20/40	1,183,165	1,124,907
Series 2017-139 Class BA, 3% 9/20/47	9,097,420	8,011,360
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (c)(j)(k)	212,439	13,403
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (c)(j)(k)	197,272	16,512
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5359% 6/16/37 (c)(d)(k)	8,086	8,996
Series 2010-116 Class QB, 4% 9/16/40	1,245,163	1,193,518
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 5/20/60 (c)(d)(m)	1,693,224	1,682,710
Series 2011-52 Class HI, 7% 4/16/41 (j)	48,294	7,076
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (c)(j)(k)	515,041	42,841
Series 2013-149 Class MA, 2.5% 5/20/40	3,543,980	3,388,621
Series 2014-2 Class BA, 3% 1/20/44	9,355,115	8,356,263
Series 2014-21 Class HA, 3% 2/20/44	3,450,602	3,088,485
Series 2014-25 Class HC, 3% 2/20/44	5,885,584	5,234,570
Series 2014-5 Class A, 3% 1/20/44	4,923,930	4,399,752
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	76,200	71,206
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.96% 5/20/66 (c)(d)(m)	372,803	371,661
Series 2017-186 Class HK, 3% 11/16/45	576,710	514,834
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (c)(d)(m)	6,301,126	6,276,302
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3033% 5/20/65 (c)(m)	391,747	381,041
TOTAL U.S. GOVERNMENT AGENCY		686,089,226
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $826,291,521)		799,300,810

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	23,840,000	23,238,586
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(c)(d)	4,503,000	4,368,221
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(c)(d)	3,215,000	3,101,822
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	35,351,200
Class ANM, 3.112% 11/5/32 (b)	22,568,000	20,281,227
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,141,527
Class CNM, 3.8425% 11/5/32 (b)(c)	2,095,000	1,544,113
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	19,688,000	18,128,155
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	892,702
Series 2018-BN14 Class A4, 4.231% 9/15/60	16,350,000	15,373,393
Series 2019-BN20 Class ASB, 2.933% 9/15/62	800,000	738,496
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	22,998,220
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,300,000	2,114,105
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	10,985,706
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	5,900,000	5,875,291
Class A3, 6.26% 4/15/56	18,200,000	18,470,121
Series 2020-BN25 Class XB, 0.532% 1/15/63 (c)(j)	27,800,000	626,365
Series 2021-BN33 Class XA, 1.167% 5/15/64 (c)(j)	14,513,935	755,767
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	5,300,000	4,923,835
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8574% 11/25/35 (b)(c)(d)	13,110	11,886
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0424% 1/25/36 (b)(c)(d)	31,873	28,822
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1324% 1/25/36 (b)(c)(d)	10,282	9,300
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 12/25/36 (b)(c)(d)	70,813	64,676
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 3/25/37 (b)(c)(d)	17,227	15,432
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.7274% 7/25/37 (b)(c)(d)	56,319	50,252
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.7774% 7/25/37 (b)(c)(d)	52,792	46,673
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.8274% 7/25/37 (b)(c)(d)	18,017	15,876
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8924% 7/25/37 (b)(c)(d)	19,590	17,232
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9224% 7/25/37 (b)(c)(d)	10,393	9,260
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9674% 7/25/37 (b)(c)(d)	11,129	9,788
Class M3, CME Term SOFR 1 Month Index + 0.660% 6.0124% 7/25/37 (b)(c)(d)	17,842	15,072
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.2074% 7/25/37 (b)(c)(d)	28,143	24,138
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3574% 7/25/37 (b)(c)(d)	15,448	18,193
BBCMS Mortgage Trust sequential payer Series 2021-C10 Class ASB, 2.268% 7/15/54	4,100,000	3,560,912
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (c)	8,600,000	8,741,700
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	6,500,000	6,649,807
Benchmark 2023-V4 Mtg Trust sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	8,000,000	8,351,954
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,717,290
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,035,765
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	21,620,549
Series 2019-B15 Class AAB, 2.859% 12/15/72	3,385,000	3,097,682
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	45,735,783
Series 2019-B14 Class XA, 0.8975% 12/15/62 (c)(j)	147,331,536	3,959,859
Series 2020-B17 Class XA, 1.5364% 3/15/53 (c)(j)	134,635,378	6,859,309
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	7,900,000	8,108,985
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(d)	82,074,000	80,636,072
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(c)(d)	21,804,000	21,116,029
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	43,844,000	42,812,009
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(c)(d)	6,559,000	6,346,988
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(c)(d)	8,779,000	8,440,138
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(c)(d)	8,523,000	8,140,538
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(c)(d)	29,632,000	28,302,341
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	47,218,138	46,077,678
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6352% 2/15/39 (b)(c)(d)	14,227,250	13,798,842
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8846% 2/15/39 (b)(c)(d)	14,227,250	13,673,912
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2837% 2/15/39 (b)(c)(d)	14,227,250	13,531,150
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3135% 11/15/32 (b)(c)(d)	1,688,087	1,678,458
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(c)(d)	16,075,000	15,908,254
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(c)(d)	10,627,000	10,461,670
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(c)(d)	11,156,000	10,939,070
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(d)	32,462,000	32,209,433
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(c)(d)	18,821,550	18,678,207
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(c)(d)	22,503,750	22,303,804
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(c)(d)	30,204,750	29,898,051
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(c)(d)	38,021,350	37,600,899
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	20,271,000	20,290,043
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(c)(d)	34,176,220	33,661,745
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(c)(d)	17,421,291	17,137,192
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(c)(d)	3,930,922	3,856,959
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(c)(d)	3,291,616	3,213,170
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	16,844,782	16,802,010
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(d)	15,040,159	14,752,042
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,202,576	2,107,630
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	52,201,228	46,012,297
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	12,956,350	12,054,745
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	16,796,000	16,507,574
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(c)(d)	9,400,000	9,174,879
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	4,644,705	4,253,195
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.021% 9/10/58 (c)(j)	2,553,906	31,349
Series 2016-P6 Class XA, 0.6964% 12/10/49 (c)(j)	2,067,482	27,505
Series 2019-GC41 Class XA, 1.1678% 8/10/56 (c)(j)	14,722,791	559,833
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	6,669,565
Series 2014-CR20 Class XA, 1.0726% 11/10/47 (c)(j)	582,174	2,377
Series 2014-LC17 Class XA, 0.798% 10/10/47 (c)(j)	1,709,278	4,937
Series 2014-UBS6 Class XA, 0.9675% 12/10/47 (c)(j)	1,358,095	6,242
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(d)	13,698,919	13,668,033
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(c)(d)	21,819,715	21,742,419
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(c)(d)	4,146,684	4,122,649
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	9,843,773	8,993,154
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	19,432,000	19,354,900
Class B, 4.5349% 4/15/36 (b)	6,067,000	6,021,191
Class C, 4.9414% 4/15/36 (b)(c)	4,009,000	3,970,946
Class D, 4.9414% 4/15/36 (b)(c)	8,018,000	7,925,753
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	4,890,000	4,522,145
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	59,745,458	58,470,597
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(d)	20,217,386	19,982,504
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(c)(d)	11,514,320	11,283,372
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(c)(d)	8,489,125	8,302,554
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(c)(d)	17,012,968	16,695,576
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	20,104,020	19,612,664
Series 2015-K049 Class A2, 3.01% 7/25/25	2,919,000	2,817,832
Series 2020-K117 Class A2, 1.406% 8/25/30	14,200,000	11,366,458
Series 2021-K136 Class A2, 2.127% 11/25/31	7,000,000	5,702,509
Series 2022-150 Class A2, 3.71% 9/25/32	2,800,000	2,546,893
Series 2022-K143 Class A2, 2.35% 3/25/32	12,200,000	10,037,601
Series 2022-K149 Class A2, 3.53% 8/25/32	32,200,000	28,917,123
Series 2022-K750 Class A2, 3% 9/25/29	12,300,000	11,175,277
Series 2023-154 Class A2, 4.35% 1/25/33	5,540,000	5,279,127
Series 2023-155 Class A2, 4.25% 4/25/33	3,730,000	3,524,684
Series 2023-157 Class A2, 4.2% 5/25/33	18,020,000	16,954,951
Series 2023-160 Class A1, 4.68% 10/25/32	8,995,502	8,785,398
Series 2023-K-153 Class A2, 3.82% 12/25/32	6,680,000	6,114,529
Series 2023-K751 Class A2, 4.412% 3/25/30	4,800,000	4,662,792
Series K058 Class A2, 2.653% 8/25/26	19,573,000	18,426,429
Series 2022 K748 Class A2, 2.26% 1/25/29	31,063,000	27,412,492
Series K086 Class A2, 3.859% 11/25/28	8,749,000	8,360,389
Series K090 Class A2, 3.422% 2/25/29	7,504,618	7,013,380
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(c)(d)	5,137,187	5,083,842
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	26,417,000	25,349,320
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(c)(d)	4,084,000	3,816,314
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(c)(d)	3,365,000	3,101,182
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,692,046	1,616,823
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,476,729	2,282,330
Series 2018-GS10 Class A5, 4.155% 7/10/51	3,600,000	3,294,176
Series 2018-GS9 Class A4, 3.992% 3/10/51	4,100,000	3,741,657
Series 2014-GC20 Class XA, 1.1459% 4/10/47 (c)(j)	405,605	10
Series 2015-GC34 Class XA, 1.3486% 10/10/48 (c)(j)	1,233,228	21,245
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(c)(d)	37,020,000	37,089,586
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2016-C4 Class A2, 2.8822% 12/15/49	4,245,522	3,904,320
Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	6,788,317
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	10,414,584
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	3,076,540
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	4,966,446
Class EFX, 5.3635% 7/5/33 (b)(c)	8,515,000	5,621,624
Class XAFX, 1.2948% 7/5/33 (b)(c)(j)	1,280,000	34,567
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(d)	54,000,000	52,881,763
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(c)(d)	37,495,000	36,319,307
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(c)(d)	21,010,000	20,324,872
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(c)(d)	18,672,000	17,572,665
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	33,123,145	32,290,512
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(c)(d)	9,484,679	9,210,502
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(c)(d)	5,967,612	5,750,111
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8375% 3/15/38 (b)(c)(d)	8,301,183	7,946,480
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(c)(d)	7,252,354	6,887,798
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1788% 10/15/48 (c)(j)	1,468,869	17,295
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.22% 8/15/33 (b)(c)(d)	236,691	196,450
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 12/15/36 (b)(c)(d)	34,300,000	26,239,500
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	5,210,000	4,773,939
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	51,615,000	47,175,857
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,474,971
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	7,093,000	6,238,692
Class C, 3.283% 11/10/36 (b)(c)	6,805,000	5,793,124
Series 2021-L6 Class XA, 1.325% 6/15/54 (c)(j)	42,902,787	2,378,372
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	20,507,000	20,506,986
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(c)(d)	12,356,000	12,328,630
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(c)(d)	11,673,000	11,376,731
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.898% 12/15/37 (b)(c)(d)	2,434,781	2,427,559
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(c)(d)	10,413,000	9,785,969
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(c)(d)	5,415,000	5,034,608
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	40,616,000	39,863,154
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(c)(d)	23,262,000	22,769,602
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(c)(d)	14,448,000	14,014,398
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(c)(d)	9,495,000	9,203,034
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	3,100,000	2,839,841
Series 2017-C7 Class XA, 1.1539% 12/15/50 (c)(j)	1,854,038	56,128
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	23,450,236
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,398,760
Class X, 0.5162% 10/10/42 (b)(c)(j)	57,900,000	1,379,097
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(c)(d)	25,318,000	24,554,629
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	19,267,206
Series 2017-C40 Class A3, 3.317% 10/15/50	2,600,000	2,393,483
Series 2019-C50 Class ASB, 3.635% 5/15/52	2,000,000	1,893,530
Series 2021-C61 Class ASB, 2.525% 11/15/54	1,900,000	1,646,199
Series 2015-C31 Class XA, 1.1032% 11/15/48 (c)(j)	1,286,150	17,554
Series 2017-C42 Class XA, 1.0052% 12/15/50 (c)(j)	2,471,973	69,306
Series 2018-C46 Class XA, 1.0822% 8/15/51 (c)(j)	11,459,508	265,143
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,087,311
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9805% 11/15/47 (c)(j)	962,630	3,856
Series 2014-LC14 Class XA, 1.3053% 3/15/47 (c)(j)	484,896	14
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,152,483,761)		2,045,438,257

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	21,930,000	16,886,100
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	12,776,138
4.5% 4/22/60 (b)	9,380,000	7,351,575
State of Qatar 4.4% 4/16/50 (b)	38,725,000	32,445,741
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,585,770)		69,459,554

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	15,090,000	14,012,087
KeyBank NA 6.95% 2/1/28	3,200,000	3,138,831
Regions Bank 6.45% 6/26/37	42,478,000	40,997,430
TOTAL BANK NOTES (Cost $58,847,937)		58,148,348

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.3354% (c)(d)(n) (Cost $6,901,083)	6,962,000	6,176,997

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (o)	395,703,266	395,782,407
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	25,675,150	25,677,718
TOTAL MONEY MARKET FUNDS (Cost $421,453,911)		421,460,125

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	18,000,000	919,217

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	18,000,000	511,403

TOTAL PURCHASED SWAPTIONS (Cost $1,464,840)			1,430,620

TOTAL INVESTMENT IN SECURITIES - 115.4% (Cost $43,306,091,813)	39,973,579,660
NET OTHER ASSETS (LIABILITIES) - (15.4)%	(5,323,883,536)
NET ASSETS - 100.0%	34,649,696,124

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(64,450,000)	(52,047,190)
2% 12/1/53	(127,150,000)	(102,681,152)
2% 12/1/53	(95,100,000)	(76,798,880)
2% 12/1/53	(34,900,000)	(28,183,816)
2% 12/1/53	(113,000,000)	(91,254,190)
2.5% 12/1/53	(110,250,000)	(92,125,109)
2.5% 12/1/53	(145,650,000)	(121,705,417)
3% 12/1/53	(133,100,000)	(115,274,516)
3% 12/1/53	(85,550,000)	(74,092,673)
3.5% 12/1/53	(44,300,000)	(39,622,274)
3.5% 12/1/53	(44,100,000)	(39,443,393)
5.5% 12/1/53	(24,950,000)	(24,787,259)
6.5% 12/1/53	(29,450,000)	(29,947,416)
6.5% 12/1/53	(14,650,000)	(14,897,441)

TOTAL GINNIE MAE		(902,860,726)

Uniform Mortgage Backed Securities
2% 12/1/53	(29,600,000)	(23,028,045)
2% 12/1/53	(96,600,000)	(75,152,337)
2% 12/1/53	(44,250,000)	(34,425,372)
2% 12/1/53	(51,650,000)	(40,182,383)
2% 12/1/53	(111,775,000)	(86,958,100)
2% 12/1/53	(8,000,000)	(6,223,796)
2% 12/1/53	(393,850,000)	(306,405,257)
2% 12/1/53	(36,600,000)	(28,473,867)
2% 12/1/53	(130,150,000)	(101,253,381)
2% 12/1/53	(33,800,000)	(26,295,538)
2.5% 12/1/53	(54,500,000)	(44,200,367)
2.5% 12/1/53	(21,100,000)	(17,112,435)
3% 12/1/53	(47,225,000)	(39,868,247)
3% 12/1/53	(29,950,000)	(25,284,362)
3% 12/1/53	(60,750,000)	(51,286,310)
3% 12/1/53	(3,375,000)	(2,849,239)
3% 12/1/53	(317,450,000)	(267,997,353)
3% 12/1/53	(126,400,000)	(106,709,294)
3% 12/1/53	(47,225,000)	(39,868,247)
3% 12/1/53	(117,350,000)	(99,069,111)
3.5% 12/1/53	(45,200,000)	(39,668,288)
3.5% 12/1/53	(6,900,000)	(6,055,557)
3.5% 12/1/53	(39,850,000)	(34,973,037)
4% 12/1/53	(6,700,000)	(6,087,058)
4.5% 12/1/53	(350,000)	(327,988)
4.5% 12/1/53	(7,000,000)	(6,559,762)
5% 12/1/38	(17,400,000)	(16,958,204)
5% 12/1/38	(57,400,000)	(55,942,580)
5% 12/1/53	(15,450,000)	(14,883,288)
5% 12/1/53	(6,900,000)	(6,646,905)
5.5% 12/1/53	(29,600,000)	(29,186,074)
5.5% 12/1/53	(8,400,000)	(8,282,534)
5.5% 12/1/53	(13,000,000)	(12,818,208)
5.5% 12/1/53	(29,900,000)	(29,481,878)
5.5% 12/1/53	(44,300,000)	(43,680,509)
5.5% 12/1/53	(11,600,000)	(11,437,786)
6.5% 12/1/53	(29,700,000)	(30,182,610)
6.5% 12/1/53	(9,600,000)	(9,755,995)
6.5% 12/1/53	(13,975,000)	(14,202,087)
6.5% 12/1/53	(34,900,000)	(35,467,108)
6.5% 12/1/53	(25,000,000)	(25,406,238)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,860,646,735)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,719,765,048)		(2,763,507,461)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 4.04%, expiring November 2033	11/16/28	93,000,000	(3,640,364)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	41,050,000	(1,769,838)

TOTAL PUT SWAPTIONS			(5,410,202)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay annually a fixed rate of 4.04%, expiring November 2033	11/16/28	93,000,000	(3,991,212)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	41,050,000	(1,524,799)

TOTAL CALL SWAPTIONS			(5,516,011)
TOTAL WRITTEN SWAPTIONS			(10,926,213)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,062	Mar 2024	421,598,453	1,181,660	1,181,660
CBOT 5-Year U.S. Treasury Note Contracts (United States)	13,025	Mar 2024	1,391,741,602	6,451,966	6,451,966
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	105	Mar 2024	12,915,000	152,335	152,335

TOTAL PURCHASED					7,785,961

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,772	Mar 2024	523,950,688	(2,746,119)	(2,746,119)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	600	Mar 2024	64,110,938	(301,208)	(301,208)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	953	Mar 2024	110,964,938	(545,631)	(545,631)

TOTAL SOLD					(3,592,958)

TOTAL FUTURES CONTRACTS					4,193,003
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,890,000	37,676	(31,355)	6,321
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,730,000	172,145	(209,349)	(37,204)
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	7,630,000	229,227	(342,234)	(113,007)
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	3,270,000	723,730	(935,362)	(211,632)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	3,760,000	1,067,049	(1,006,915)	60,134
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,970,000	436,008	(487,670)	(51,662)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,760,000	832,179	(927,308)	(95,129)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	4,580,000	1,013,664	(1,220,130)	(206,466)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,650,000	586,509	(766,838)	(180,329)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,190,000	263,376	(268,965)	(5,589)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,700,000	818,899	(842,417)	(23,518)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	630,000	139,434	(175,386)	(35,952)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	810,000	179,273	(215,675)	(36,402)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,160,000	699,384	(924,165)	(224,781)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,300,000	509,045	(692,836)	(183,791)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	7,550,000	1,670,997	(2,240,685)	(569,688)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,240,000	274,442	(307,296)	(32,854)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,230,000	272,229	(298,956)	(26,727)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,020,000	225,751	(264,465)	(38,714)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,770,000	391,744	(542,561)	(150,817)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,610,000	577,656	(740,207)	(162,551)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	4,010,000	887,510	(1,027,090)	(139,580)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	537,818	(589,762)	(51,944)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,650,000	807,833	(913,807)	(105,974)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,450,000	542,244	(616,406)	(74,162)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,500,000	553,310	(598,738)	(45,428)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	354,119	(372,905)	(18,786)

TOTAL BUY PROTECTION							14,803,251	(17,559,483)	(2,756,232)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	(37,676)	68,049	30,373
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	9,770,000	(229,610)	269,588	39,978
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	18,710,000	(439,713)	505,882	66,169
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	13,100,000	(307,870)	354,198	46,328

TOTAL SELL PROTECTION							(1,014,869)	1,197,717	182,848
TOTAL CREDIT DEFAULT SWAPS							13,788,382	(16,361,766)	(2,573,384)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	419,060,000	(2,969,817)	0	(2,969,817)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	113,560,000	(1,141,944)	0	(1,141,944)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	83,535,000	(1,564,309)	0	(1,564,309)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	204,840,000	(4,824,955)	0	(4,824,955)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	45,840,000	(1,059,783)	0	(1,059,783)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	6,940,000	178,509	0	178,509
TOTAL INTEREST RATE SWAPS							(11,382,299)	0	(11,382,299)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,548,534,089 or 16.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,371,982.
(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $24,544,463.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	612,070,274	2,211,295,244	2,427,583,111	5,960,489	-	-	395,782,407	0.8%
Fidelity Securities Lending Cash Central Fund 5.39%	434,445,859	1,162,356,833	1,571,124,974	205,764	-	-	25,677,718	0.1%
Total	1,046,516,133	3,373,652,077	3,998,708,085	6,166,253	-	-	421,460,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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